Interest-bearing Deposits - Deposit interest expense by deposit type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Savings, NOW and Money Market	$ 249,077	$ 257,214
Certificates of deposit	852,185	1,179,589
Total deposit interest expense	$ 1,101,262	$ 1,436,803